iShares®

iShares, Inc.

Supplement dated July 11, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Australia Index Fund,

iShares MSCI Canada Index Fund,

iShares MSCI Hong Kong Index Fund,

iShares MSCI Malaysia Index Fund,

iShares MSCI Mexico Index Fund,

iShares MSCI Pacific ex-Japan Index Fund,

iShares MSCI South Africa Index Fund and

iShares MSCI South Korea Index Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

The Board of Directors of iShares, Inc. has authorized a 3 for 1 split of the shares of the iShares MSCI Pacific ex-Japan Index Fund and 2 for 1 split of the shares of the iShares MSCI South Africa Index Fund (together the “Funds”) for shareholders of record as of the close of business on July 21, 2008, effective after the close of trading on July 23, 2008. After the split a Creation Unit will comprise 300,000 shares for the iShares MSCI Pacific ex-Japan Index Fund and 100,000 shares for the iShares MSCI South Africa Index Fund. Shares of the Funds will begin trading on a split-adjusted basis on July 24th.

Also, effective July 11, 2008, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-056-07008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated July 11, 2008

to the Prospectus dated January 1, 2008 (as revised February 25, 2008)

for the iShares MSCI Belgium Index Fund,

iShares MSCI EMU Index Fund,

iShares MSCI France Index Fund,

iShares MSCI Germany Index Fund,

iShares MSCI Italy Index Fund,

iShares MSCI Spain Index Fund,

iShares MSCI Sweden Index Fund,

iShares MSCI Switzerland Index Fund and

iShares MSCI United Kingdom Index Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

The Board of Directors of iShares, Inc. has authorized a 2 for 1 split of the shares of the iShares MSCI EMU Index Fund (the “Fund”) for shareholders of record as of the close of business on July 21, 2008, effective after the close of trading on July 23, 2008. After the split a Creation Unit will comprise 100,000 shares. Fund shares will begin trading on a split-adjusted basis on July 24th.

Also, effective July 11, 2008, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-055-07008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated July 11, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Emerging Markets Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

The Board of Directors of iShares, Inc. has authorized a 3 for 1 split of the shares of the iShares MSCI Emerging Markets Index Fund (the “Fund”) for shareholders of record as of the close of business on July 21, 2008, effective after the close of trading on July 23, 2008. After the split a Creation Unit will comprise 450,000 shares. Fund shares will begin trading on a split-adjusted basis on July 24th.

Also, effective July 11, 2008, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-119-07008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE